Prepayments and Other Assets - Schedule of Prepayments and Other Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current portion:
Advance to suppliers	$ 520	$ 717
Interest-free loans to employees	3,998	3,578
Low-interest loans to employees, current portion	64
Advance to employees for business purposes	585	316
Content copyrights prepaid assets	297	830
Interest receivable	5,380	118
Rental and other deposits	774	596
Prepayment for share repurchase plan	1,000
Prepaid game sharing costs	458
Prepaid professional fees	900
Prepaid management insurance	179
Others	405	164
Total of prepayments and other current assets	14,560	6,319
Non-current portion:
Prepayments for intangible assets	1,988	3,149
Low-interest loans to employees, non-current portion	506	196
Total of long-term prepayments and other assets	7,840	6,077
Content Copyrights [Member]
Non-current portion:
Prepayments for intangible assets	1,988	3,149
Online game licenses [Member]
Non-current portion:
Prepayments for intangible assets	5,346	2,358
Initial Public Offering [Member]
Non-current portion:
Deferred initial public offering costs		$ 374